STATEMENT OF CASH FLOWS (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	$ 8,604,920
Cash flows
Obtainment Capital	1,450,771
Payment Capital	(2,213,413)
Payment Interest	(389,724)
Non-Flow Movements
Interest accrued and others	439,086
Reclassifications
Ending balance	7,891,640
Loans To Exporters [Member]
Reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	278,164
Cash flows
Obtainment Capital	130,000
Payment Capital	(99,719)
Payment Interest	(7,563)
Non-Flow Movements
Interest accrued and others	13,737
Reclassifications
Ending balance	314,619
Bank Loans [Member]
Reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	585,287
Cash flows
Obtainment Capital	70,357
Payment Capital	(345,552)
Payment Interest	(21,127)
Non-Flow Movements
Interest accrued and others	32,668
Reclassifications
Ending balance	321,633
Guaranteed Obligations [Member]
Reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	4,758,552
Cash flows
Obtainment Capital	182,140
Payment Capital	(486,599)
Payment Interest	(154,072)
Non-Flow Movements
Interest accrued and others	155,907
Reclassifications	(419,085)
Ending balance	4,036,843
Other Guaranteed Obligations [Member]
Reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	256,420
Cash flows
Obtainment Capital
Payment Capital	(15,022)
Payment Interest	(8,890)
Non-Flow Movements
Interest accrued and others	9,667
Reclassifications
Ending balance	242,175
Obligation With The Public [Member]
Reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	1,309,345
Cash flows
Obtainment Capital	1,055,167
Payment Capital	(797,828)
Payment Interest	(128,764)
Non-Flow Movements
Interest accrued and others	146,146
Reclassifications
Ending balance	1,584,066
Financial Leases [Member]
Reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	1,022,361
Cash flows
Obtainment Capital
Payment Capital	(344,005)
Payment Interest	(46,874)
Non-Flow Movements
Interest accrued and others	58,937
Reclassifications	419,085
Ending balance	1,109,504
Other Loans [Member]
Reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	394,791
Cash flows
Obtainment Capital	13,107
Payment Capital	(124,688)
Payment Interest	(22,434)
Non-Flow Movements
Interest accrued and others	22,024
Reclassifications
Ending balance	$ 282,800